Stock-Based Compensation - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended						12 Months Ended
	Jan. 18, 2012	Jul. 06, 2011	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2013 Employees Stock Option Scheme INR	Mar. 31, 2012 Employees Stock Option Scheme INR	Mar. 31, 2013 Employees Stock Option Scheme Maximum	Mar. 31, 2013 Employees Stock Option Scheme Minimum	Jan. 31, 2000 Employees Stock Option Scheme Plan ''A'' INR	Jun. 30, 2003 Employees Stock Option Scheme Plan ''B'' INR	Jun. 30, 2005 Employees Stock Option Scheme Plan ''C'' INR	Jun. 30, 2007 Employees Stock Option Scheme Plan ''D'' INR	Mar. 31, 2011 Employees Stock Option Scheme Plan "E" INR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance											50,000,000	50,000,000	50,000,000	75,000,000	100,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved											100.0	100.0	100.0	150.0	200.0
Employees' Stock Option Scheme, expiration									5 years
Employees' Stock Option Scheme, general discretionary vesting period									3 years	1 year
Stock-based compensation, options granted	35,359,500	243,750
Stock-based compensation, intrinsic value of options exercised				151.5	107.2	195.4
Stock-based compensation, aggregate intrinsic value of options outstanding				493.6	654.3
Stock-based compensation, aggregate intrinsic value of options exercisable				377.0	177.1
Stock-based compensation, total stock compensation cost recognized under the plans			83.2	4,533.7	3,887.7	3,407.7
Stock-based compensation, unvested options, outstanding			8,690,200	8,690,200	43,457,650
Stock-based compensation, unvested options, weighted average exercise price				468.7	463.5
Stock-based compensation, un-vested options, aggregate intrinsic value				116.6	477.2
Stock-based compensation, total estimated compensation cost to be recognized in future periods							568.8	4,917.1
Stock-based compensation, weighted average period of recognition of total compensation cost not yet recognized (in years)							9 months 18 days